Investment in Equity Method Investee - Additional Information (Detail)		12 Months Ended
	Oct. 17, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Dec. 28, 2021 USD ($)	Jun. 03, 2020 USD ($) $ / shares shares
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		¥ 85,581,620		¥ 349,275,523		$ 13,429,624
Loss from equity method investments		¥ (221,798,009)	$ (34,804,948)	(370,038,652)	¥ (3,419,825)
Secoo Holding Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Change in fair value				366,344,810			¥ 251,634,432	$ 39,486,934
Equity Method Investments				306,275,523
Ganzhou Qu Campus Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Allowance on net asset value				20,000,000
Equity method investment commitment value	¥ 190,000,000
Loss from equity method investments				¥ 3,000,000
Common Class A [Member] | Secoo Holding Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, number of shares acquired | shares									10,204,082
Equity method investment, price per share | $ / shares									$ 9.80
Equity method investment, Purchase price | $									$ 100,000,000
Equity method investment, ownership percentage	45.90%								28.89%